VARIABLE INTEREST ENTITIES	12 Months Ended
Jun. 30, 2026
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

10.VARIABLE INTEREST ENTITIES

The Company is required to consolidate VIEs in which it has a controlling financial interest in accordance with ASC 810, Consolidation (ASC 810). A controlling financial interest will have both of the following characteristics: (i) the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance, and (ii) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

The Company’s variable interest in VIEs may be in the form of equity ownership, contracts to purchase assets, management services and development agreements between the Company and a VIE, loans provided by the Company to a VIE or other member, and/or guarantees provided by members to banks and other parties.

Based on its analysis, the Company has consolidated LRE Cayman in the fiscal years ended June 30, 2026, 2025, and 2024, along with the wholly - owned subsidiaries LRE Dallas, Real Vision and LRE HK. LRE Management was consolidated as a VIE until Mr. Nagahara transferred his 50% of the equity interests to Lead Real Estate in November 2024 and as a wholly owned subsidiary after the transfer. The Company has no unconsolidated VIE during these periods. In addition, the Company established GLOCALY Co., Ltd. as a wholly owned subsidiary in June 2026 and included it in the Company’s consolidated financial statements.

LRE Cayman does not have substantial operations and its assets, liabilities and equity balances are immaterial.